Information Concerning the Group's Consolidated Operations - Additional Information (Detail) $ in Thousands				12 Months Ended
	Apr. 26, 2022 USD ($)	Feb. 12, 2022 USD ($)	Feb. 12, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022 EUR (€)
Consolidated operations [line items]
Increase (decrease) in net foreign exchange gain				$ 8,800
Decrease (increase) in interest income and expenses					$ 700
Other immaterial variances					200
Credits and net operating loss carryforwards				$ (124,263)	(157,823)		$ (141,954)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit				50.00%					50.00%
Revenue from performance obligation				$ 1,500
Decrease /increase in financial income					8,400
Net foreign exchange gain				7,541	11,860	[1]	3,091	[1]
Decrease /increase in financial Expenses				11,300	9,600
Increase/ Decrease in foreign exchange losses				11,600
Net foreign exchange loss				1,481	2,119	[1]	13,681	[1]
Increase Decrease In Financial Expenses Lease Debt					(1,500)
Upfront amount		$ 20,000			20,000
Milestone revenue				15,800
Increase in other financial revenue					300
Increase in interest expenses					300
Decrease in lease debt interest expense				400
Change In Fair Value Of Foreign Exchange Loss				(12,100)
Decrease In Foreign Exchange Loss				600
Decrease In Foreign Exchange Gains Losses				4,300
Decrease In Financial Income				4,300
Other revenues from collaboration agreements recognized on licence agreement amendment				1,000
Financial assets, at fair value				121,756	222,288
Trade Receivable [Member]
Consolidated operations [line items]
Decrease through derecognition, financial assets	$ 20,000
Convertible Notes [Member]
Consolidated operations [line items]
Financial assets, at fair value				7,900
Gains (losses) on financial assets at fair value through profit or loss				(12,100)
Management Services Agreement [Member]
Consolidated operations [line items]
Expenses Incurred By Subsidiary				0
Other Income [Member]
Consolidated operations [line items]
Increase (Decrease) In Research Tax Credit				(1,700)
Increase (decrease) in other income					(1,700)
Allogene Therapeutics Inc. [Member]
Consolidated operations [line items]
Revenue from performance obligation			$ 10,000
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit | €									€ 1,000,000
France [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				453,000	387,000		325,000
United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				277,800	$ 286,000		$ 160,000
United States [member] | Cellectis Inc [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				38,600
United States [member] | Federal Tax Authority [Member] | Cellectis Inc [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				8,600
United States [member] | State And Local Tax Authority [Member] | Cellectis Inc [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 30,000
Client A [member]
Consolidated operations [line items]
Percentage of Revenue				82.00%	45.00%		64.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue					35.00%		25.00%
Calyxt [Member]
Consolidated operations [line items]
Percentage of voting equity interests acquired				49.10%					49.10%
Calyxt [Member] | United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 239,200
Calyxt [Member] | United States [member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				184,000
Calyxt [Member] | United States [member] | State And Local Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				55,200
Calyxt [Member] | United States [member] | Indefinite Carry Forward [Member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 142,000
Tax Effect Of Tax Losses Expiration Period				2032 and 2037
Calyxt [Member] | United States [member] | 2032 and beyond [Member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 41,900
Client C [Member]
Consolidated operations [line items]
Percentage of Revenue					18.00%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)